SCHEDULE OF CARRYING AMOUNTS OF GOLD HOLDINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Fair Value (US$ Thousands)	$ 843
Gold Holdings (Troy Ounces)	$ 217